Summary of amounts for actuarial loss on obligation recognized in other comprehensive income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)		Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure of defined benefit plans [abstract]
Remeasurement loss on defined benefit plan, net of taxes	$ (38)	₨ (3,690)	[1]	₨ (3,061)	[1]	₨ (6,006)	[1]

[1]	Refer to Note 31 for the movement during the year.